Fair Value of Assets and Liabilities - Summary of Level 3 Borrower Loans, Loans Held for Sale and Notes (Details) - Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Total	$ 15	$ (100)
Purchase of Borrower Loans/Issuance of Notes, Total	2,619,626	1,979,767
Principal repayments, Total	3,540	2,316
Borrower Loans sold to third parties, Total	(2,623,475)	(1,981,420)
Other changes, Total	(86)	(176)
Change in fair value, Total	(514)	(372)
Ending balance, Total	(894)	15
Prosper Funding LLC
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Total	15	(100)
Originations, Total	2,619,626	1,979,767
Principal repayments, Total	3,540	2,316
Borrower Loans sold to third parties, Total	(2,623,475)	(1,981,420)
Other changes, Total	(86)	(176)
Change in fair value, Total	(514)	(372)
Ending balance, Total	(894)	15
Notes
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Liabilities	(316,236)	(297,405)
Purchase of Loans/Issuance of Notes, Liabilities	(194,391)	(217,767)
Principal repayments, Liabilities	191,828	173,958
Borrower Loans sold to third parties, Liabilities	0	0
Other changes, Liabilities	(180)	(591)
Change in fair value of the preferred stock warrant liability	25,031	25,569
Ending balance, Liabilities	(293,948)	(316,236)
Notes | Prosper Funding LLC
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Liabilities	(316,236)	(297,405)
Originations, Liabilities	(194,391)	(217,767)
Principal repayments, Liabilities	191,828	173,958
Borrower Loans sold to third parties, Liabilities	0	0
Other changes, Liabilities	(180)	(591)
Change in fair value of the preferred stock warrant liability	25,031	25,569
Ending balance, Liabilities	(293,948)	(316,236)
Borrower Loans
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Assets	315,627	297,273
Purchase of Borrower Loans/Issuance of Notes, Assets	194,887	217,582
Principal repayments, Assets	(188,199)	(171,195)
Borrower Loans sold to third parties, Assets	(3,855)	(2,515)
Other changes, Assets	97	416
Change in fair value, Assets	(25,552)	(25,934)
Ending balance, Assets	293,005	315,627
Borrower Loans | Prosper Funding LLC
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Assets	315,627	297,273
Originations, Assets	194,887	217,582
Principal repayments, Assets	(188,199)	(171,195)
Borrower Loans sold to third parties, Assets	(3,855)	(2,515)
Other changes, Assets	97	416
Change in fair value, Assets	(25,552)	(25,934)
Ending balance, Assets	293,005	315,627
Loans Held for Sale
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Assets	624	32
Purchase of Borrower Loans/Issuance of Notes, Assets	2,619,130	1,979,952
Principal repayments, Assets	(89)	(447)
Borrower Loans sold to third parties, Assets	(2,619,620)	(1,978,905)
Other changes, Assets	(3)	(1)
Change in fair value, Assets	7	(7)
Ending balance, Assets	49	624
Loans Held for Sale | Prosper Funding LLC
Changes in Level 3 assets measured at fair value on a recurring basis [Abstract]
Beginning balance, Assets	624	32
Originations, Assets	2,619,130	1,979,952
Principal repayments, Assets	(89)	(447)
Borrower Loans sold to third parties, Assets	(2,619,620)	(1,978,905)
Other changes, Assets	(3)	(1)
Change in fair value, Assets	7	(7)
Ending balance, Assets	$ 49	$ 624